Other Current Assets, Other Receivable and Accrued Income (Tables)	12 Months Ended
Dec. 31, 2025
Current prepayments and current accrued income including current contract assets [abstract]
Disclosure of Other Current Assets and Other Receivables

The table below shows the breakdown of the other current assets by category:

	As of December 31, 2025	As of December 31, 2024
Prepaid clinical and technical development expenses	1,590	2,615
Prepaid general and administrative expenses	2,492	2,105
VAT, withholding tax and interest receivables	801	885
Total	4,883	5,605

Summary of Accrued Income

The table below shows the movement of the accrued income for the years ended December 31, 2025 and 2024:

	2025	2024
Balance as of January 1,	629	876
Accrued income recognized during the period	1,199	686
Payments received during the period	(617)	(952)
Foreign exchange revaluation	(218)	19
Balance as of December 31,	993	629